Employee Benefits - Breakdown of Fair Value of Plan Assets by Asset Class (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	¥ 290,714	¥ 303,816
With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	0	0
Cash and cash equivalent	14,481	9,663
Others	(1,215)	404
Plan assets, at fair value	52,970	58,823
No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	89,599	88,178
Cash and cash equivalent	0	0
Others	12,180	11,043
Plan assets, at fair value	237,744	244,993
Japan
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	211,114	223,191
Japan | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	10,519	15,025
Bonds	2,196	1,040
Japan | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	2,622	3,444
Bonds	13,080	16,523
Foreign
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	79,600	80,625
Foreign | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	16,786	20,680
Bonds	10,203	12,011
Foreign | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	80,298	85,708
Bonds	¥ 39,965	¥ 40,097